SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Segment Reporting Disclosure [Text Block]
NOTE 17 – SEGMENT INFORMATION

Accounting pronouncements establish standards for the manner in which public companies report information about operating segments in annual and interim financial statements.  Operating segments are components of an enterprise that have distinct financial information available and evaluated regularly by the chief operating decision-maker (“CODM”) to decide how to allocate resources and evaluate performance.  The Company's CODM is considered to be the Company's chief executive officer (“CEO”).  The CEO reviews financial information presented on an entity level basis for purposes of making operating decisions and assessing financial performance.  Therefore, the Company has determined that it operates in a single operating and reportable segment.

As of now, the reports that are available to the CEO do not contain account information for the separate entities in India and China used for the purposes of consolidation.  After the Acquisition of Ironman, the Company is in the process of revising its CODM reports to capture details relating to the Acquisition separately.  Accordingly, the Company expects to review and ultimately revise the segments that would be reported for the quarter and year ended March 31, 2012.

NOTE 21 – SEGMENT INFORMATION

Accounting pronouncements establish standards for the manner in which public companies report information about operating segments in annual and interim financial statements. Operating segments are component of an enterprise that have distinct financial information available and evaluated regularly by the chief operating decision-maker ("CODM") to decide how to allocate resources and evaluate performance. The Company's CODM is considered to be the Company's chief executive officer ("CEO"). The CEO reviews financial information presented on an entity level basis for purposes of making operating decisions and assessing financial performance. Therefore, the Company has determined that it operates in a single operating and reportable segment.